STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6— STOCK-BASED COMPENSATION

Legacy LMC’s 2019 Stock Option Plan (the “2019 Plan”) provides for the grant of incentive stock options (“ISO”) or non-qualified stock options (“NQSO) to purchase Legacy LMC common stock to officers, employees, directors, and consultants of Legacy LMC.

Each Legacy LMC option from the 2019 Plan that was outstanding immediately prior to the Business Combination, whether vested or unvested, was converted into an option under the 2020 Plan (defined below) to purchase a number of shares of Class A common stock (each such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy LMC common stock subject to such Legacy LMC option immediately prior to the Business Combination and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy LMC option immediately prior to the consummation of the Business Combination, divided by (B) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Business Combination, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Legacy LMC option immediately prior to the consummation of the Business Combination. All stock option activity was retroactively restated to reflect the exchanged options.

At the Company’s special meeting of stockholders held on October 22, 2020, the stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The aggregate number of additional shares authorized for issuance under the 2020 plan will not exceed 13 million. The 2020 Plan provides for the grant of stock options, restricted stock, restricted stock units (RSUs), stock appreciation rights, and performance units and performance shares intended to attract, retain, incentivize and reward employees, directors or consultants.

Options

The options are time-based and vest over the defined period in each individual grant agreement. The date at which the options are exercisable is defined in each agreement. The Board establishes the exercise price of the shares subject to an option at the time of the grant, provided, however, that (i) the exercise price of an ISO and NQSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, and (ii) the exercise price of an ISO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant. Options generally become exercisable between one and four years after the date of grant and expire ten years from the date of the grant.

The Company recognizes compensation expense for the shares equal to the fair value of the option at the time of grant. The expense is recognized on a straight-line basis over the vesting period of the awards. The weighted-average grant date fair value of stock options granted to employees in 2021, 2020, and 2019 was $5.76 per share, $1.08 per share, and $1.09 per share, respectively. The estimated fair value of each stock option grant was computed using the following weighted average assumptions:

	December 31,	December 31,	December 31,
	2021	2020	2019
Risk-free interest rate	0.39%	1.59%	1.73 – 1.93%
Expected term (life) of options (in years)	3.86	10.0	10.0
Expected dividends	—%	—%	—%
Expected volatility	50%	50%	50%

The expected volatility was estimated by management based on results from public companies in the industry.  The expected life of options granted in 2021 was estimated based on historical option exercise data as compared to previous years when the expected term of the awards granted was assumed to be the contract life of the option. The risk-free rate of return was based on market yields in effect on the date of each grant for United States Treasury debt securities with a maturity equal to the expected term of the award. The expected dividends are zero as the Company has not historically paid dividends.

The activities of stock options are summarized as follows:

(in thousands except for per option values and years)

		Weighted Average			Aggregate
	Number of	Exercise	Weighted Average		Intrinsic Value
	Options	Price	Term (Years)		($000's)
Outstanding, April 30, 2019	—	$—	—		$—
Granted	4,436	1.79
Exercised	—	—
Forfeited	(84)	1.79
Expired	—	—
Outstanding, December 31, 2019	4,352	$1.79	8.9	$
Granted	1,021	1.79
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, December 31, 2020	5,373	$1.79	9.0	$
Granted	5,545	14.90
Exercised	(3,559)	1.79
Forfeited	(618)	22.60
Outstanding, December 31, 2021	6,741	$10.67	7.8		$2,967
Exercisable, December 31, 2021	1,340	$1.79	3.2		$2,224

*     The aggregate intrinsic value is calculated as the difference between the market value of our Class A common stock as of December 31, 2021 and the respective exercise prices of the options. The market value as of December 31, 2021 was $3.45 per share, which is the closing sale price of our Class A common stock on December 31, 2021, as reported by the Nasdaq Global Select Market.

Further details of our exercisable stock options and stock options outstanding are summarized as follows:

(in thousands except for per exercise prices and years)

				Options Outstanding		Options Exercisable
				Weighted Average	Weighted Average		Weighted Average
Range of			Options	Remaining	Exercise	Options	Exercise
Exercise Prices			Outstanding	Contractual Term	Price	Exercisable	Price
$1.79	—	$1.79	1,787	4.4	$1.79	1,340	$1.79
$4.11	—	$5.69	1,758	9.6	$5.37	—	—
$5.85	—	$11.41	1,475	9.2	$9.51	—	—
$16.22	—	$16.22	78	9.2	$16.22	—	—
$26.77	—	$26.77	1,643	8.3	$26.77	—	—
			6,741	7.8	$10.67	1,340	$1.79

RSUs

We calculate the grant date fair value of RSUs using the closing sale price of our Class A common stock on the grant date, as reported by the Nasdaq Global Select Market. The fair value of the unvested restricted stock units is recognized on a straight-line basis over the respective requisite service period.

The activities of RSUs are summarized as follows:

(in thousands except for fair values)

		Weighted Average	Aggregate
		Grant Date	Intrinsic Value
	Shares	Fair Value	As of 12/31/2021
Outstanding, December 31, 2020	—	—
Awarded	6,414	$8.88
Released	—	—
Forfeited	(152)	$12.65
Outstanding, December 31, 2021	6,262	$8.78	$18,841

*     The aggregate intrinsic value is calculated using the market value of our Class A common stock as of December 31, 2021. The market value as of December 31, 2021 was $3.45 per share, which is the closing sale price of our Class A common stock on December 31, 2021, as reported by the Nasdaq Global Select Market.

Total stock-based compensation expense for the years ended December 31, 2021, and 2020, and for the period from April 30, 2019 to December 31, 2019 was $18.7 million, $2.8 million and $0.3 million, respectively. As of December 31, 2021, 2020 and 2019, unrecognized compensation expense was $63.7 million, $2.7 million and $4.4 million, respectively, for unvested options and awards.